INVESTMENTS IN NON-CONSOLIDATED COMPANIES	12 Months Ended
Dec. 31, 2022
Disclosure of interests in other entities [Abstract]
INVESTMENTS IN NON-CONSOLIDATED COMPANIES	INVESTMENTS IN NON-CONSOLIDATED COMPANIES

	As of December 31,
	2022	2021

At the beginning of the year	751,475	471,306

Equity in earnings of non-consolidated companies	37,114	400,732
Other comprehensive income	48,475	(38,441)
Dividends from non-consolidated companies	(15,493)	(82,122)

At the end of the year	821,571	751,475

The principal investments in non-consolidated companies, all of which are unlisted, except for Usiminas, are:

	Country of incorporation	Main activity	Voting rights at		Value at

			December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS	Brazil	Manufacturing and selling of steel products	34.39%	34.39%	725,705	681,711
Techgen S.A. de C.V.	Mexico	Provision of electric power	48.00%	48.00%	90,559	64,140
Other non-consolidated companies (1)					5,307	5,624

					821,571	751,475
(1)     It includes the investment held in Finma S.A.I.F., Recrotek S.R.L. de C.V. and Gas Industrial de Monterrey S.A. de C.V.
(a)Usinas Siderurgicas de Minas Gerais S.A. – USIMINAS
As of December 31, 2022, Ternium, through its subsidiaries, owns a total of 242.6 million ordinary shares and 8.5 million preferred shares, representing 20.40% of the issued and outstanding share capital of Usinas Siderurgicas de Minas Gerais S.A. – USIMINAS (“Usiminas”), the largest flat steel producer in Brazil for the energy, automotive and other industries.

Ternium, through its subsidiaries, together with Tenaris S.A.’s Brazilian subsidiary Confab Industrial S.A. (“TenarisConfab”), are part of Usiminas’ control group, comprising the so-called T/T Group. As at December 31, 2022, the Usiminas control group holds, in the aggregate, 483.6 million ordinary shares bound to the Usiminas shareholders’ agreement, representing approximately 68.6% of Usiminas’ voting capital. The Usiminas control group, which is bound by a long-term shareholders’ agreement that governs the rights and obligations of Usiminas’ control group members, is currently composed of three sub-groups: the T/T Group; the NSC Group, comprising Nippon Steel Corporation (“NSC”), Metal One Corporation and Mitsubishi Corporation; and Usiminas’ pension fund Previdência Usiminas. The T/T Group holds approximately 47.1% of the total shares held by the control group (39.5% corresponding to the Ternium entities and the other 7.6% corresponding to TenarisConfab); the NSC Group holds approximately 45.9% of the total shares held by the control group; and Previdência Usiminas holds the remaining 7%.
13.    INVESTMENTS IN NON-CONSOLIDATED COMPANIES (continued)

The corporate governance rules reflected in the Usiminas shareholders agreement provide, among other things, that Usiminas’ executive board will be composed of six members, including the chief executive officer and five vice-presidents, with Ternium and NSC nominating three members each. The right to nominate Usiminas’ chief executive officer alternates between Ternium and NSC at every 4-year interval, with the party that does not nominate the chief executive officer having the right to nominate the chairman of Usiminas’ board of directors for the same 4-year period. The Usiminas shareholders agreement also provides for an exit mechanism consisting of a buy-and-sell procedure—exercisable at any time after November 16, 2022 and applicable with respect to shares held by NSC and the T/T Group—, which would allow either Ternium or NSC to purchase all or a majority of the Usiminas shares held by the other shareholder.

As of December 31, 2022, the closing price of the Usiminas ordinary and preferred shares, as quoted on the BM&F Bovespa Stock Exchange, was BRL7.41 (approximately $1.42; December 31, 2021: BRL14.51 - $2.60) per ordinary share and BRL7.16 (approximately $1.37; December 31, 2021: BRL15.16 - $2.72) per preferred share, respectively. Accordingly, as of December 31, 2022, Ternium’s ownership stake had a market value of approximately $356.2 million ($653.9 million as of December 31, 2021) and a carrying value of $725.7 million ($681.7 million as of December 31, 2021).
As of December 31, 2022 and 2021, the value of the investment in Usiminas is comprised as follows:

	USIMINAS
Value of investment	As of December 31, 2022	As of December 31, 2021

At the beginning of the year	681,711	422,948
Share of results (1)	130,696	379,067
Other comprehensive income	48,145	(38,680)
Dividends	(14,487)	(81,624)
Impairment charge (note 3 (f))	(120,360)	—

At the end of the year	725,705	681,711
(1) It includes the adjustment of the values associated to the purchase price allocation.
The investment in Usiminas is based in the following calculation:

Usiminas' shareholders' equity	4,437,784
Percentage of interest of the Company over shareholders' equity	20.40%

Interest of the Company over shareholders' equity	905,444

Purchase price allocation	56,255
Goodwill	199,213
Impairment	(435,207)

Total Investment in Usiminas	725,705
On February 10, 2023, Usiminas issued its annual accounts as of and for the year ended December 31, 2022.
13.    INVESTMENTS IN NON-CONSOLIDATED COMPANIES (continued)

Summarized balance sheet (in million $)	As of December 31, 2022	As of December 31, 2021

Assets
Non-current	3,764	3,491
Current	2,930	2,325
Other current investments	413	75
Cash and cash equivalents	559	1,184

Total Assets	7,666	7,075

Liabilities
Non-current	508	477
Non-current borrowings	1,163	1,098
Current	1,009	1,104
Current borrowings	25	31

Total Liabilities	2,705	2,710

Non-controlling interest	523	468

Shareholders' equity	4,438	3,897

Summarized income statement (in million $)	Year ended December 31, 2022	Year ended December 31, 2021

Net sales	6,297	6,270
Cost of sales	(5,187)	(4,168)
Gross Profit	1,110	2,102
Selling, general and administrative expenses	(237)	(199)
Other operating income (loss), net	(386)	197
Operating income	487	2,100
Financial expenses, net	114	158
Equity in earnings of associated companies	43	41
Profit (Loss) before income tax	644	2,299
Income tax benefit	(231)	(426)
Net profit (loss) before non-controlling interest	413	1,873
Non-controlling interest in other subsidiaries	(93)	(185)
Net profit (loss) for the year	320	1,688
(b)Techgen S.A. de C.V.
Techgen is a Mexican natural gas-fired combined cycle electric power plant in the Pesquería area of the State of Nuevo León, Mexico. The company started producing energy on December 1, 2016 and is fully operational. As of February 2017, Ternium, Tenaris, and Tecpetrol International S.A. (a wholly-owned subsidiary of San Faustin S.A., the controlling shareholder of both Ternium and Tenaris) completed their investments in Techgen. Techgen is currently owned 48% by Ternium, 30% by Tecpetrol and 22% by Tenaris. Ternium and Tenaris also agreed to enter into power supply and transportation agreements with Techgen, pursuant to which Ternium and Tenaris will contract 78% and 22%, respectively, of Techgen’s power capacity of 900 megawatts.
Techgen stated in its unaudited annual accounts as of and for the year ended December 31, 2022, that revenues amounted to $580 million ($419 million as of December 31, 2021), net profit from continuing operations to $55 million ($45 million as of December 31, 2021), non-current assets to $766 million ($791 million as of December 31, 2021), current assets to $131 million ($91 million as of December 31, 2021), non-current liabilities to $527 million ($614 million as of December 31, 2021), current liabilities to $181 million ($134 million as of December 31, 2021) and shareholders’ equity to $189 million ($134 million as of December 31, 2021).
During 2017 and 2016, Techgen’s shareholders made additional investments in Techgen, in the form of subordinated loans, which in the case of Ternium amounted to $126.8 million as of December 31, 2022, and which are due in June 2026.
13.    INVESTMENTS IN NON-CONSOLIDATED COMPANIES (continued)
On February 2019, Techgen S.A. de C.V. entered into syndicated loan agreement with HSBC Mexico, Natixis, Credit Agricole, BNP, Santander, Intesa SP and Norinchukin (the “Syndicated Loan”), according to the following terms: (i) Libor + 170 bps; (ii) maturity on February 13, 2026; (iii) average life 4.30 years; and (iv) guaranteed by: assets, shares, a debt service reserve account - which represents 10% of the outstanding amount- and the fix capacity charge cash-flow.

On August 5, 2021, Ternium Investments completed the purchase of a participation in this Syndicated Loan for an amount of $68 million. As of December 31, 2022, the outstanding syndicated loan amount was of $344 million and Ternium Investments’ participation was of $51 million.

For commitments from Ternium in connection with Techgen, see note 24.